Segment and Geographic Information (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Apr. 29, 2011	Jan. 28, 2011	Oct. 29, 2010	Jul. 30, 2010	Apr. 30, 2010	Jan. 29, 2010	Oct. 30, 2009	Jul. 31, 2009	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Segment and Geographic Information [Line Items]
Sales Revenue, Net	$ 4,295	$ 3,961	$ 3,903	$ 3,773	$ 4,196	$ 3,851	$ 3,838	$ 3,933	$ 15,933	$ 15,817	$ 14,599
Segment and Geographic Information By Region [Line Items]
Long Lived Assets	2,873				2,669				2,873	2,669	2,695
Segment Reporting Earnings Before Income Taxes [Line Items]
Segment Reporting Information, Income (Loss) before Income Taxes									4,972	4,959	4,471
Special charges											(100)
Restructuring charges									(261)	(50)	(120)
Certain litigation charges, net									(245)	(374)	(714)
Acquisition-related items									(14)	(23)	(621)
Interest expense, net									(278)	(246)	(183)
Corporate									(451)	(297)	(293)
Total Earnings Before Income Taxes									3,723	3,969	2,440
Segment Reporting Net Assets [Line Items]
Segment Reporting Information, Net Assets	17,313				16,755				17,313	16,755
Short-term borrowings	(1,723)				(2,575)				(1,723)	(2,575)
Long-term debt	(8,112)				(6,944)				(8,112)	(6,944)
Corporate	8,490				7,393				8,490	7,393
Total Net Assets	15,968				14,629				15,968	14,629
Cardiac and Vascular Group [Member]
Segment Reporting Earnings Before Income Taxes [Line Items]
Segment Reporting Information, Income (Loss) before Income Taxes									2,887	2,935	2,648
Cardiac and Vascular Group [Member]
Segment Reporting Net Assets [Line Items]
Segment Reporting Information, Net Assets	6,774				6,117				6,774	6,117
Cardiac and Vascular Group [Member]
Segment and Geographic Information [Line Items]
Segment Reporting Information Net Sales									8,544	8,557	7,794
Restorative Therapies Group [Member]
Segment Reporting Earnings Before Income Taxes [Line Items]
Segment Reporting Information, Income (Loss) before Income Taxes									2,085	2,024	1,823
Restorative Therapies Group [Member]
Segment Reporting Net Assets [Line Items]
Segment Reporting Information, Net Assets	10,539				10,638				10,539	10,638
Restorative Therapies Group [Member]
Segment and Geographic Information [Line Items]
Segment Reporting Information Net Sales									7,389	7,260	6,805
United States [Member]
Segment and Geographic Information By Region [Line Items]
Segment Reporting Information Geographic Net Sales									9,120	9,366	8,987
Long Lived Assets	2,225				2,043				2,225	2,043	2,036
Europe [Member]
Segment and Geographic Information By Region [Line Items]
Segment Reporting Information Geographic Net Sales									4,084	4,014	3,564
Long Lived Assets	415				393				415	393	482
Asia Pacific [Member]
Segment and Geographic Information By Region [Line Items]
Segment Reporting Information Geographic Net Sales									2,114	1,903	1,558
Long Lived Assets	158				161				158	161	126
Other Foreign [Member]
Segment and Geographic Information By Region [Line Items]
Segment Reporting Information Geographic Net Sales									615	534	490
Long Lived Assets	$ 75				$ 72				$ 75	$ 72	$ 51